Highland Funds II
Item G.1.a.i. - Legal Proceedings
Matter 1: Stradley Ronon Stevens & Young, LLP v. Highland Funds I, Highland Funds II, Highland Floating Rate Opportunities Fund, Highland Global Allocation Fund,
NexPoint Strategic Opportunities Fund, NexPoint Capital, Inc., NexPoint Real Estate Strategies Fund, NexPoint Discount Strategies Fund, NexPoint Strategic Income Fund, NexPoint Energy Opportunities Fund, NexPoint Healthcare
Opportunities Fund, NexPoint Latin American Opportunities Fund, NexPoint Event-Driven Fund, Dr. Bob Froehlich, John
W. Honis, Timothy K. Hui, Ethan K. Powell, Bryan A. Ward, Court of Common Pleas Philadelphia County; Case ID:
181101406. Claim for breach of contract, promissory estoppel, and unjust enrichment for failure to pay for legal services.